Securities Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting Liabilities [Line Items]
Short-term Debt	$ 24,828	$ 23,422
Securities Sold under Agreements to Repurchase
Offsetting Liabilities [Line Items]
Short-term Debt	2,427	2,128
Securities Sold under Agreements to Repurchase | U.S. Treasury
Offsetting Liabilities [Line Items]
Short-term Debt	12	318
Securities Sold under Agreements to Repurchase | State and Municipal
Offsetting Liabilities [Line Items]
Short-term Debt	415	272
Securities Sold under Agreements to Repurchase | GSE
Offsetting Liabilities [Line Items]
Short-term Debt	0	74
Securities Sold under Agreements to Repurchase | Agency MBS – residential
Offsetting Liabilities [Line Items]
Short-term Debt	1,500	1,045
Securities Sold under Agreements to Repurchase | Corporate and other debt securities
Offsetting Liabilities [Line Items]
Short-term Debt	500	419
Securities Sold under Agreements to Repurchase | Overnight and Continuous
Offsetting Liabilities [Line Items]
Short-term Debt	847	2,052
Securities Sold under Agreements to Repurchase | Overnight and Continuous | U.S. Treasury
Offsetting Liabilities [Line Items]
Short-term Debt	12	318
Securities Sold under Agreements to Repurchase | Overnight and Continuous | State and Municipal
Offsetting Liabilities [Line Items]
Short-term Debt	415	272
Securities Sold under Agreements to Repurchase | Overnight and Continuous | GSE
Offsetting Liabilities [Line Items]
Short-term Debt	0	74
Securities Sold under Agreements to Repurchase | Overnight and Continuous | Agency MBS – residential
Offsetting Liabilities [Line Items]
Short-term Debt	0	1,019
Securities Sold under Agreements to Repurchase | Overnight and Continuous | Corporate and other debt securities
Offsetting Liabilities [Line Items]
Short-term Debt	420	369
Securities Sold under Agreements to Repurchase | Up to 30 days
Offsetting Liabilities [Line Items]
Short-term Debt	1,580	76
Securities Sold under Agreements to Repurchase | Up to 30 days | U.S. Treasury
Offsetting Liabilities [Line Items]
Short-term Debt	0	0
Securities Sold under Agreements to Repurchase | Up to 30 days | State and Municipal
Offsetting Liabilities [Line Items]
Short-term Debt	0	0
Securities Sold under Agreements to Repurchase | Up to 30 days | GSE
Offsetting Liabilities [Line Items]
Short-term Debt	0	0
Securities Sold under Agreements to Repurchase | Up to 30 days | Agency MBS – residential
Offsetting Liabilities [Line Items]
Short-term Debt	1,500	26
Securities Sold under Agreements to Repurchase | Up to 30 days | Corporate and other debt securities
Offsetting Liabilities [Line Items]
Short-term Debt	$ 80	$ 50